Note 6 - Share Capital - Loss Per Share (Details) - shares shares in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Statement Line Items [Line Items]
Issued common shares, beginning of period (in shares)	34,411	23,345	27,502	15,722
Effect of ATM issuances (in shares)	174	716	693	5,180
Effect of shares issued pursuant to share purchase agreements (in shares)			3,814
Effect of exercise of stock options (in shares)	2		30
Effect of RSUs redemptions (in shares)				52
Issued common shares, end of period (in shares)	34,587	24,061	32,039	20,954